Cover	Sep. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
Entity File Number	814-01700
Entity Registrant Name	Antares Strategic Credit Fund
Entity Central Index Key	0001993402
Entity Tax Identification Number	93-3416650
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 South Canal Street Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	638-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false